Share Purchase Warrants (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of continuity of share purchase warrants
	Number of Warrants	Weighted Average Exercise Price US$	Liability Amount $
Balance, January 31, 2020 and 2019	–	–	–
Granted pursuant to acquisition (Note 6(b))	252,595	1.44	57,718
Change in fair value	–	–	73,885
Balance, January 31, 2021	252,595	1.44	131,603
Change in fair value	–	–	(131,250)
Balance, January 31, 2022	252,595	1.44	353
Number of Warrants	Exercise Price US$	Expiry Date	Weighted average remaining contractual life (years)
252,595	1.44	August 6, 2022	0.51
	Number of Warrants	Weighted Average Exercise Price $
Balance, January 31, 2019	848,605	6.18
Granted (Notes 12(t), 12(u) and 12(v))	7,125,800	3.45
Expired	(26,513)	(4.47)

Balance, January 31, 2020	7,947,892	2.94
Granted (Notes 12(j), 12(k) and 12(m))	742,504	1.54
Exercised (Note 12(p))	(316,000)	(0.60)

Balance, January 31, 2021	8,374,396	2.90
Granted (Notes 12(c), 12(f), 12(g) and 12(h))	30,126,643	0.52
Expired	(7,241,912)	(2.98)

Balance, January 31, 2022	31,259,127	0.59

Schedule of outstanding share purchase warrants
Number of Warrants	Exercise Price $	Expiry Date

695,000	2.50	March 16, 2022
10,800	3.00	March 16, 2022
211,463	2.30	July 30, 2022
201,221	2.30	August 6, 2022
200,000	1.21	March 28, 2023
238,095	0.27	September 26, 2023
6,386,298	0.60	December 1, 2023
23,316,250	0.50	May 28, 2024
31,259,127